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                          COMMAND MONEY FUND
                          100 Mulberry Street
                   Gateway Center Three, 4th Floor
                       Newark, New Jersey 07102



                                       October 21, 2002



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

       RE:  COMMAND Money Fund
            Registration Nos. 2-73902 and 811-3253
            --------------------------------------


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 24 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 24 to the Fund's registration statement was filed electronically via the EDGAR system on October 18, 2002.

                                       Sincerely,


                                       /s/ Jonathan D. Shain
                                       ---------------------
                                           Jonathan D. Shain
                                           Secretary